Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,996,353	$ 703,722	¥ 2,801,299
Restricted Cash	126,794	17,859	9,175
Short-term investments	18,552,354	2,613,044	19,279,592
Accounts receivable (net of allowance for doubtful accounts of RMB185,755 and RMB161,022 (US$22,679) as of December 31, 2022 and 2023, respectively)	1,472,489	207,396	1,927,699
Prepaid expenses and other current assets	360,559	50,784	357,522
Total current assets	25,524,988	3,595,120	24,424,931
Non-current assets:
Restricted cash, non-current	5,000	704	5,000
Property and equipment, net	200,860	28,291	255,298
Intangible assets, net	202,148	28,472	278,485
Goodwill	3,941,820	555,194	3,941,820
Long-term investments	448,341	63,148	419,208
Deferred tax assets	295,598	41,634	265,606
Other non-current assets	200,928	28,300	116,052
Total non-current assets	5,310,743	748,003	5,290,888
Total assets	30,835,731	4,343,123	29,715,819
Current liabilities:
Accrued expenses and other payables	2,932,227	412,997	2,537,281
Advance from customers	105,379	14,842	96,047
Deferred revenue	801,581	112,900	1,147,131
Income tax payable	227,260	32,009	251,121
Dividends payable	984,332	138,640	0
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB354,930 and RMB425,416 (US$59,918) as of December 31, 2022 and 2023, respectively)	5,075,351	714,849	4,058,676
Non-current liabilities
Other liabilities	89,187	12,562	50,591
Deferred tax liabilities	497,955	70,135	517,926
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB48,461 and 5RMB43,966 (US$6,192) as of December 31, 2022 and 2023, respectively)	587,142	82,697	568,517
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB403,391 and RMB469,382 (US$66,110) as of December 31, 2022 and 2023, respectively)	5,662,493	797,546	4,627,193
Commitments and contingencies
Mezzanine equity:
Convertible redeemable noncontrolling interests	1,758,933	247,741	1,605,639
Shareholders' equity:
Ordinary shares (par value of US$0.0025 per share; 400,000,000,000 ordinary shares authorized; 492,742,468 and 483,398,100 ordinary shares issued and outstanding, as of December 31, 2022 and 2023, respectively)	8,599	1,211	8,550
Additional paid-in capital	8,211,583	1,156,577	8,064,283
Treasury Stock, Value	(1,336,097)	(188,185)	(750,337)
Accumulated other comprehensive income	442,634	62,344	369,643
Retained earnings	16,601,468	2,338,268	16,196,703
Total Autohome Inc. shareholders' equity	23,928,187	3,370,215	23,888,842
Noncontrolling interests	(513,882)	(72,379)	(405,855)
Total equity	23,414,305	3,297,836	23,482,987
Total liabilities, mezzanine equity and equity	30,835,731	4,343,123	29,715,819
Related Party [Member]
Current assets:
Amounts due from related parties, current	16,439	2,315	49,644
Non-current assets:
Amounts due from related parties, non-current	16,048	2,260	9,419
Current liabilities:
Amounts due to related parties	¥ 24,572	$ 3,461	¥ 27,096